UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21359
                                      ------------------------------------------

     MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                            2455 Corporate West Drive

                                 Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700
                                                     -------------

Date of fiscal year end: July 31
                         -------
Date of reporting period: October 31, 2008
                          ----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund Portfolio of Investments
10/31/2008 (unaudited)

----------------------------------------------------------------------------------------------------------------------

                                 Principal
                                 Amount                                                    Optional Call
               Rating (S&P)*     (000)     Description                                         Provision**       Value
----------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES - 175.8%
Alabama - 2.3%
               BBB               $ 845     Courtland, AL Ind Dev Brd
                                           Environ Imp Rev, AMT, Ser B,
                                           6.25%, 08/01/25                                08/01/13 @ 100    $ 618,709
               Baa3              1,890     Courtland, AL Ind Dev Brd
                                           Solid Waste Disp Rev, AMT,
                                           6.00%, 08/01/29                                08/01/09 @ 101    1,310,394
                                                                                                        --------------
                                                                                                            1,929,103
                                                                                                        --------------

California - 26.5%
               A                 5,000     California Public Works Brd
                                           Dept Mental Health Lease Rev, Ser A,
                                           5.00%, 06/01/24                                06/01/14 @ 100    4,641,750
               A+                6,000     California Various Purpose Gen Oblig,
                                           5.125%, 11/01/24                               11/01/13 @ 100    5,806,020
               A-                2,500     Chula Vista, CA Ind Dev Rev, Ser B
                                           AMT, 5.50% 12/01/21                            06/02/14 @ 102    2,144,975
               BBB               2,065     Golden State Tobacco Securitization
                                           Rev, Ser A-1, 5.00%, 06/01/33                  06/01/17 @ 100    1,307,207
               AAA               2,750     Golden State Tobacco Settlement
                                           Rev, Ser B, 5.375%, 06/01/28
                                           (Prerefunded @ 06/01/10)+                      06/01/10 @ 100    2,857,690
               AA                4,000     Port of Oakland, CA Rev, AMT,
                                           Ser L, 5.00%, 11/01/22 (FGIC/MBIA)             11/01/12 @ 100    3,319,840
               AA                2,500     San Diego, CA Unified School Dist,
                                           Ser D, 5.25%, 07/01/25
                                           (Subject to cross over refunding
                                            @ 07/01/12) (FGIC)                            07/01/12 @ 101    2,646,050
                                                                                                        --------------
                                                                                                           22,723,532
                                                                                                        --------------

Colorado - 8.3%
               AA                4,500     Colorado Health Facs Auth Rev,
                                           5.25%, 09/01/21
                                           (Prerefunded @ 09/01/11)+                      09/01/11 @ 100    4,778,100
               BBB               2,000     Colorado Health Facs Auth Rev,
                                           5.25%, 05/15/42                                05/15/17 @ 100    1,405,200
               AA                1,000     Denver, CO City & Cnty Arpt Rev, AMT
                                           Ser A, 5.50%, 11/15/16 (FGIC/MBIA)             11/15/11 @ 100      957,550
                                                                                                        --------------
                                                                                                            7,140,850
                                                                                                        --------------

District of Columbia - 3.2%
               AA                1,550     District of Columbia Ballpark Rev,
                                           Ser B-1, 5.00%, 02/01/35 (FGIC/MBIA)           02/01/16 @ 100    1,242,139
               Aaa               2,000     District of Columbia FHA Multi Family
                                           Henson Ridge-Rmkt, AMT,
                                           5.10%, 06/01/37 (FHA)                          06/01/15 @ 102    1,461,720
                                                                                                        --------------
                                                                                                            2,703,859
                                                                                                        --------------

Florida - 17.5%
               A1                2,500     Highlands Co., FL Health Facs
                                           Auth Rev, Ser B, 5.25%, 11/15/23
                                           (Prerefunded @ 11/15/12)+                      11/15/12 @ 100    2,661,075
               A1                3,000     Highlands Co., FL Health Facs
                                           Auth Rev, Ser D, 5.875%, 11/15/29
                                           (Prerefunded @ 11/15/13)+                      11/15/13 @ 100    3,291,060
               A-                2,200     Miami-Dade Co., FL Aviation Rev, AMT,
                                           5.00%, 10/01/38 (CIFG)                         10/01/15 @ 100    1,580,590
               AA                4,275     Miami-Dade Co., FL School Brd, Ser B,
                                           5.00%, 05/01/32 (FGIC)                         05/01/17 @ 100    3,668,719
               BBB               1,000     Seminole Indian Tribe FL Rev, Ser A,
                                           144A, 5.25%, 10/01/27                          10/01/17 @ 100      792,370
               Aa3               2,750     South Broward Co., FL Hosp Dist
                                           Rev, 5.60%, 05/01/27
                                           (Prerefunded @ 05/01/12)+                      05/01/12 @ 101    2,993,705
                                                                                                        --------------
                                                                                                           14,987,519
                                                                                                        --------------

Illinois - 7.2%
               A+                3,000     Illinois Dev Fin Auth Hosp Rev,
                                           5.65%, 11/15/24
                                           (Prerefunded @ 11/15/09)+                      11/15/09 @ 101    3,152,850
               Baa1              2,000     Illinois Fin Auth, Roosevelt Univ Rev,
                                           5.50%, 04/01/37                                04/01/17 @ 100    1,526,720
               AA                1,995     Illinois Hsg Dev Auth Homeowner Mtg,
                                           AMT, Ser A-2, 5.00%, 08/01/36                  02/01/16 @ 100    1,463,273
                                                                                                        --------------
                                                                                                            6,142,843
                                                                                                        --------------

Iowa - 1.6%
               BBB               2,000     Iowa Tobacco Settlement Auth,
                                           Cap Apprec Asset Bkd, Ser B, 5.60%, 06/01/34   06/01/17 @ 100    1,399,680
                                                                                                        --------------

Louisiana - 5.7%
               BBB               1,000     De Soto Parish, LA Environ Imp
                                           Rev, AMT, Ser A, 5.85%, 11/01/27               11/01/13 @ 100      699,390
               BB+               3,000     Louisiana Govt, Environ Facs & Comnty
                                           Dev Auth Rev, 6.75%, 11/01/32                  11/01/17 @ 100    2,352,780
               BBB+              3,000     St. John Baptist Parish, LA
                                           Marathon Oil Corp., Ser A, 5.125%, 06/01/37    06/01/17 @ 100    1,869,690
                                                                                                        --------------
                                                                                                            4,921,860
                                                                                                        --------------

Maryland - 0.8%
               BBB-              1,000     Maryland Health & Hgr Ed Facs Auth Rev,
                                           5.75%, 01/01/38                                01/01/18 @ 100      705,720
                                                                                                        --------------

Massachusetts - 1.8%
               AA-               1,000     Massachusetts Housing Fin Agency,
                                           AMT, 5.10%, 12/01/27                           06/01/17 @ 100      773,680
               AA                1,000     Massachusetts Housing Fin Agency,
                                           AMT, Ser 134, 5.60%, 12/01/38                  06/01/18 @ 100      787,480
                                                                                                        --------------
                                                                                                            1,561,160
                                                                                                        --------------

Michigan - 1.9%
               A-                2,000     Michigan Strategic Fund Ltd Oblig
                                           Rev Ref, Ser C, 5.45%, 09/01/29                09/01/11 @ 100    1,618,040
                                                                                                        --------------

Mississippi - 0.9%
               BBB               1,000     Warren County, MS Gulf Opp Zone,
                                           Intl Paper Co., Ser A, 6.50%, 09/01/32         09/01/18 @ 100      791,060
                                                                                                        --------------

Missouri - 7.5%
               AA                6,000     Missouri Health & Educ Facs Auth
                                           Rev, Ser A, 5.25%, 06/01/28
                                           (Prerefunded @ 06/01/11) (AMBAC)+              06/01/11 @ 101    6,425,820
                                                                                                        --------------

Nebraska - 2.9%
               AA                3,000     Public Power Generation Agency,
                                           Whelan Energy Ctr Unit 2, 5.00%, 01/01/41
                                           (AMBAC)                                        01/01/17 @ 100    2,527,860
                                                                                                        --------------

Nevada - 5.6%
               A                 5,410     Henderson, NV Health Care Fac Rev,
                                           Ser A, 5.625%, 07/01/24                        07/01/14 @ 100    4,844,763
                                                                                                        --------------

New York - 22.7%
               A-                2,750     Long Island, NY Power Auth Rev, Ser A,
                                           5.10%, 09/01/29                                09/01/14 @ 100    2,426,242
               AA-               4,000     Metropolitan Trans Auth Rev, Ser A,
                                           5.125%, 01/01/24                               07/01/12 @ 100    3,823,040
               B-                  500     New York City Indl Dev Rev, AA JFK
                                           Intl Arpt, AMT, 7.50%, 08/01/16                 N/A                419,465
               BB                1,000     New York Dorm Auth Rev, NYU Hosp Ctr,
                                           Ser B, 5.25%, 07/01/24                         07/01/17 @ 100      767,900
               AA                2,250     New York, NY Gen Oblig, Ser J,
                                           5.00%, 05/15/23                                05/15/14 @ 100    2,160,158
               A+                1,750     New York Muni Bond Bank Agy Special
                                           School Purpose Rev, Ser C,
                                           5.25%, 12/01/22                                06/01/13 @ 100    1,737,890
               AA-               4,000     New York Tobacco Settlement Funding
                                           Corp, Ser A1, 5.50%, 06/01/19                  06/01/13 @ 100    4,004,600
               A-                5,000     Suffolk Co, NY Ind Dev Agy Rev, AMT,
                                           5.25%, 06/01/27                                06/01/13 @ 100    4,143,600
                                                                                                        --------------
                                                                                                           19,482,895
                                                                                                        --------------

North Carolina - 3.8%
               BBB+              1,000     North Carolina Eastern Muni Power Agy
                                           Sys Rev Ref, Ser D, 5.125%, 01/01/23           01/01/13 @ 100      894,580
               BBB+              1,000     North Carolina Eastern Muni Power Agy
                                           Sys Rev Ref, Ser D, 5.125%, 01/01/26           01/01/13 @ 100      832,370
               AA                1,775     North Carolina Housing Fin Agy Rev, AMT,
                                           Ser 14A, 5.35%, 01/01/22 (AMBAC)               07/01/11 @ 100    1,555,539
                                                                                                        --------------
                                                                                                            3,282,489
                                                                                                        --------------

Ohio - 11.1%
               BBB               1,150     Buckeye OH, Tobacco Settlement Turbo Rev,
                                           Ser A-2, 5.875%, 06/01/30                      06/01/17 @ 100      853,380
               BBB               2,000     Buckeye OH, Tobacco Settlement Turbo Rev,
                                           Ser A-2, 5.75%, 06/01/34                       06/01/17 @ 100    1,343,440
               AA-               3,000     Cuyahoga Co., OH Rev Ref, Ser A,
                                           6.00%, 01/01/20                                07/01/13 @ 100    3,009,360
               AA-               5,000     Lorain Co., OH Hosp Rev Ref, Ser A,
                                           5.25%, 10/01/33                                10/01/11 @ 101    4,289,750
                                                                                                        --------------
                                                                                                            9,495,930
                                                                                                        --------------

Oklahoma - 4.3%
               AA-               3,525     Oklahoma Dev Fin Auth Rev,
                                           5.00%, 02/15/42                                02/15/17 @ 100    2,722,816
               B-                1,000     Tulsa, OK Muni Arpt Rev, AA,
                                           Ser B, AMT, 6.00%, 06/01/35 (1)                12/01/08 @ 100      992,500
                                                                                                        --------------
                                                                                                            3,715,316
                                                                                                        --------------

Pennsylvania - 5.0%
               BBB               2,340     Pennsylvania Higher Education Facs Auth
                                           Rev, 5.25%, 05/01/23                           05/01/13 @ 100    1,965,226
               BBB+              2,000     Pennsylvania State Higher Education,
                                           5.00%, 07/15/39                                07/15/15 @ 100    1,578,100
               BBB               1,000     Pennsylvania State Higher Education,
                                           5.00%, 05/01/37                                11/01/17 @ 100      707,570
                                                                                                        --------------
                                                                                                            4,250,896
                                                                                                        --------------

Puerto Rico - 1.6%
               BBB-              1,300     Puerto Rico Public Bldgs Auth Rev,
                                           Ser I, 5.50%, 07/01/25
                                           (Prerefunded @ 07/01/14)+                      07/01/14 @ 100    1,409,382
                                                                                                        --------------

Rhode Island - 0.8%
               BBB               1,000     Rhode Island Tobacco Settlement Financing
                                           Corp, Ser A, 6.25%, 06/01/42                   06/01/12 @ 100      716,560
                                                                                                        --------------

South Carolina - 3.5%
               AAA               2,500     Florence Co., SC Hosp Rev, Ser A,
                                           5.25%, 11/01/27 (FSA)                          11/01/14 @ 100    2,337,625
               BBB               1,000     Georgetown Co., SC Environ Imp Rev,
                                           AMT, Ser A, 5.30%, 03/01/28                    03/01/14 @ 100      638,180
                                                                                                        --------------
                                                                                                            2,975,805
                                                                                                        --------------

South Dakota - 5.2%
               AAA               5,000     South Dakota Hsg Dev Auth, Ser K, AMT,
                                           5.05%, 05/01/36                                11/01/15 @ 100    3,505,200
               AA-               1,200     South Dakota St Hlth & Edl Fac, Ser A
                                           5.25%, 11/01/34                                11/01/14 @ 100      994,224
                                                                                                        --------------
                                                                                                            4,499,424
                                                                                                        --------------

Texas - 14.0%
               Aaa               2,000     Bexar Co., TX Hsg Fin, AMT,
                                           5.20%, 10/20/34 (GNMA/FHA)                     10/20/14 @ 100    1,523,340
               AAA                 205     Eagle Mtn & Saginaw, TX Indep School
                                           Dist, Ser A, 5.25%, 08/15/23 (PSF)             08/15/13 @ 100      207,138
               AAA               2,500     Houston, TX Utility System,
                                           First Lien Rev Ref, Ser A, 5.00%, 11/15/33
                                           (FSA)                                          11/15/17 @ 100    2,273,500
               AA                1,885     Matagorda Co., TX Nav Dist No.1 Rev, AMT,
                                           5.125%, 11/01/28 (AMBAC) (1)                   N/A               1,572,184
               A-                2,000     North TX, Tollway Auth Rev, Ser A,
                                           5.625%, 01/01/33                               01/01/18 @ 100    1,820,620
               A-                1,000     North TX, Tollway Auth Rev, Ser L-2,
                                           6.00%, 01/01/38 (1)                            N/A               1,006,470
               AAA               2,325     Pampa, TX Indep School
                                           Dist, 5.00%, 08/15/36 (PSF)                    08/15/17 @ 100    2,143,325
               BBB+              2,100     San Leanna Ed Facs Corp Higher Ed Rev,
                                           5.125%, 06/01/36                               06/01/17 @ 100    1,428,546
                                                                                                        --------------
                                                                                                           11,975,123
                                                                                                        --------------

West Virginia - 5.2%
               AAA               5,000     West Virginia Housing Dev Fund Rev,
                                           Ser D, 5.20%, 11/01/21                         05/01/11 @ 100    4,472,750
                                                                                                        --------------

Wyoming - 4.9%
               BBB               3,000     Sweetwater Co., WY Solid Waste Disp Rev,
                                           AMT, 5.60%, 12/01/35                           12/01/15 @ 100    1,902,000
               AA+               3,100     Wyoming Cmnty Dev Auth Hsg Rev,
                                           Ser 7, AMT, 5.10%, 12/01/38                    12/01/16 @ 100    2,259,993
                                                                                                        --------------
                                                                                                            4,161,993
                                                                                                        --------------

TOTAL MUNICIPAL BONDS & NOTES - 175.8%
               (Cost $171,128,343)                                                                        150,862,232
                                                                                                        --------------

----------------------------------------------------------------------------------------------------------------------
               Rating (S&P)* Redemption
                             Value (000)   Description                                                          Value
----------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES - 2.2%
               Aaa             $ 2,000     Centerline Equity Issuer Trust, AMT, Ser A-4-1,
               (Cost $2,000,000)           5.75%, 04/30/15 (remarketing), 144A                              1,868,440
                                                                                                        --------------

TOTAL LONG-TERM INVESTMENTS - 178.0%
               (Cost $173,128,343)                                                                        152,730,672
                                                                                                        --------------

----------------------------------------------------------------------------------------------------------------------
                                  Number of
                                    Shares      Description                                                     Value
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.2%
MONEY MARKET FUND - 1.2%

               (Cost $1,083,542)  1,083,542     JP Morgan Tax Free Money Market                             1,083,542
                                                                                                        --------------

TOTAL INVESTMENTS - 179.2%
               (Cost $174,211,885)                                                                        153,814,214

Other assets in excess of liabilities - 1.7%                                                                1,441,617
Preferred Shares, at redemption value - (-80.9% of Net Assets Applicable to Common
               Shareholders or -45.2% of Total Net Investments)                                           (69,450,000)
                                                                                                        --------------

Net Assets Applicable to Common Shareholders - 100.0% (2)                                                $ 85,805,831
                                                                                                        ==============


     * For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. or Fitch Ratings is provided.

     ** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

     + This bond is prerefunded. U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.

     (1) Step-up security. Security is a step-up bond where the coupon increases or steps up at a predetermined date.

     (2) Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:
AMBAC - Insured by Ambac Assurance Corporation
AMT - Alternative Minimum Tax
CIFG - Insured by CIFG Assurance NA
FGIC - Insured by Financial Guaranty Insurance Co.
FGIC/MBIA - MBIA Insurance Corporation has entered into an agreement with Financial Guaranty Insurance Company to provide "cut through" reinsurance for the majority of FGIC's U.S. public finance portfolio. The "cut through" reinsurance allows bondholders the ability to file claims directly with either FGIC or MBIA Insurance Corp.
FHA - Guaranteed by Federal Housing Administration
FSA - Insured by Financial Security Assurance, Inc.
GNMA - Guaranteed by Ginnie Mae
PSF - Guaranteed by Texas Permanent School Fund
144A - Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008 these securities amounted to $2,660,810 which represents 3.1% of net assets applicable to common shareholders.

See previously submitted notes to financial statements for the period ended July 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of October 31, 2008 were as follows:

DESCRIPTION                                SECURITIES          DERIVATIVES             TOTAL
                                        ------------------   -----------------   ------------------
(value in $000s)
Assets:
Level 1                                         $   2,952                 $ -            $   2,952
Level 2                                           150,862                   -              150,862
Level 3                                                 -                   -                    -
                                        ------------------   -----------------   ------------------
Total                                           $ 153,814                 $ -            $ 153,814
                                        ==================   =================   ==================

Liabilities:
Level 1                                         $       -                 $ -            $       -
Level 2                                                 -                   -                    -
Level 3                                                 -                   -                    -
                                        ------------------   -----------------   ------------------
Total                                           $       -                 $ -            $       -
                                        ==================   =================   ==================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MBIA Capital /Claymore Managed Duration Investment Grade Municipal Fund

By: /s/ J. Thomas Futrell
    -------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: December 19, 2008


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Thomas Futrell
    -------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: December 19, 2008


By: /s/ Steven M. Hill
    -------------------------------------------------
        Steven M. Hill
        Chief Financial Officer and Treasurer

Date: December 19, 2008